Guarantor and Non-Guarantor Financial Information	12 Months Ended
Apr. 30, 2015
Guarantor and Non Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
NOTE 15	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

Our 3.50 percent Senior Notes due October 15, 2021, are fully and unconditionally guaranteed, on a joint and several basis, by J.M. Smucker LLC and The Folgers Coffee Company (the “subsidiary guarantors”), which are 100 percent wholly-owned subsidiaries of the Company. A subsidiary guarantor will be released from its obligations under the indenture governing the notes (a) if we exercise our legal or covenant defeasance option or if our obligations under the indenture are discharged in accordance with the terms of the indenture or (b) upon delivery of an officer’s certificate to the trustee that the subsidiary guarantor does not guarantee our obligations under any of our other primary senior indebtedness and that any other guarantees of such primary senior indebtedness of the subsidiary guarantor have been released other than through discharges as a result of payment by such guarantor on such guarantees.

Condensed consolidating financial statements for the Company, the subsidiary guarantors, and the other subsidiaries of the Company that are not guaranteeing the indebtedness under the 3.50 percent Senior Notes (the “non-guarantor subsidiaries”) are provided below. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with our 100 percent wholly-owned subsidiary guarantors and non-guarantor subsidiaries. We have accounted for investments in subsidiaries using the equity method.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,998.0	$1,184.0	$6,622.4	$(5,111.7)	$5,692.7
Cost of products sold	2,457.8	1,080.0	5,301.6	(5,115.4)	3,724.0

Gross Profit	540.2	104.0	1,320.8	3.7	1,968.7
Selling, distribution, and administrative expenses and other special project costs	234.9	53.8	799.2	—	1,087.9
Amortization	4.2	—	106.7	—	110.9
Other operating expense (income) - net	0.3	(2.4)	—	—	(2.1)

Operating Income	300.5	52.6	414.9	3.7	772.0
Interest (expense) income - net	(80.7)	1.2	(0.4	—	(79.9)
Other debt costs	(173.3)	—	—	—	(173.3)
Other income - net	0.6	0.1	3.5	—	4.2
Equity in net earnings of subsidiaries	312.6	131.4	52.7	(496.7)	—

Income Before Income Taxes	360.0	185.3	470.7	(493.0)	523.0
Income taxes	15.1	0.4	162.6	—	178.1

Net Income	$344.9	$184.9	$308.1	$(493.0)	$344.9
Other comprehensive loss, net of tax	(58.2)	(18.5)	(43.3)	61.8	(58.2)

Comprehensive Income	$286.7	$166.4	$264.8	$(431.2)	$286.7

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,162.8	$1,278.8	$6,601.3	$(5,432.3)	$5,610.6
Cost of products sold	2,573.6	1,166.0	5,268.5	(5,428.5)	3,579.6

Gross Profit	589.2	112.8	1,332.8	(3.8)	2,031.0
Selling, distribution, and administrative expenses and other special project costs	197.1	47.5	769.8	—	1,014.4
Amortization	4.2	—	94.7	—	98.9
Other operating (income) expense - net	(1.3)	0.9	(0.9)	—	(1.3)

Operating Income	389.2	64.4	469.2	(3.8)	919.0
Interest (expense) income - net	(80.8)	1.2	(1.5)	1.7	(79.4)
Other income (expense) - net	10.8	—	1.0	(1.7	10.1
Equity in net earnings of subsidiaries	345.1	141.4	64.4	(550.9)	—

Income Before Income Taxes	664.3	207.0	533.1	(554.7)	849.7
Income taxes	99.1	0.4	185.0	—	284.5

Net Income	$565.2	$206.6	$348.1	$(554.7)	$565.2
Other comprehensive income, net of tax	25.0	27.4	6.0	(33.4)	25.0

Comprehensive Income	$590.2	$234.0	$354.1	$(588.1)	$590.2

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,447.6	$1,296.4	$5,430.3	$(5,276.6)	$5,897.7
Cost of products sold	3,957.3	1,190.6	4,015.0	(5,292.8)	3,870.1

Gross Profit	490.3	105.8	1,415.3	16.2	2,027.6
Selling, distribution, and administrative expenses and other special project costs	199.0	42.9	781.5	—	1,023.4
Amortization	4.8	—	92.0	—	96.8
Other operating (income) expense - net	(2.7)	(2.2)	1.9	—	(3.0)

Operating Income	289.2	65.1	539.9	16.2	910.4
Interest (expense) income - net	(94.4)	1.2	(0.2)	—	(93.4)
Other income (expense) - net	0.7	1.1	(1.5)	—	0.3
Equity in net earnings of subsidiaries	408.6	156.7	66.4	(631.7)	—

Income Before Income Taxes	604.1	224.1	604.6	(615.5)	817.3
Income taxes	59.9	0.4	212.8	—	273.1

Net Income	$544.2	$223.7	$391.8	$(615.5)	$544.2
Other comprehensive income, net of tax	7.4	9.0	4.1	(13.1)	7.4

Comprehensive Income	$551.6	$232.7	$395.9	$(628.6)	$551.6

CONDENSED CONSOLIDATING BALANCE SHEETS

	April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$7.1	$—	$118.5	$—	$125.6
Inventories	—	180.3	979.6	3.7	1,163.6
Other current assets	427.4	4.8	343.5	(12.6)	763.1

Total Current Assets	434.5	185.1	1,441.6	(8.9)	2,052.3
Property, Plant, and Equipment-Net	258.0	591.3	829.0	—	1,678.3
Investments in Subsidiaries	14,610.4	4,179.7	272.4	(19,062.5)	—
Intercompany Receivable	—	305.2	133.1	(438.3)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	4,927.8	—	6,009.8
Other intangible assets-net	501.1	—	6,449.2	—	6,950.3
Other noncurrent assets	55.6	10.5	125.8	—	191.9

Total Other Noncurrent Assets	1,638.7	10.5	11,502.8	—	13,152.0

Total Assets	$16,941.6	$5,271.8	$14,178.9	$(19,509.7)	$16,882.6

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$484.0	$82.6	$468.6	$(12.6)	$1,022.6
Noncurrent Liabilities
Long-term debt	5,944.9	—	—	—	5,944.9
Deferred income taxes	106.9	—	2,366.4	—	2,473.3
Intercompany payable	3,080.2	—	—	(3,080.2)	—
Other noncurrent liabilities	238.7	15.2	101.0	—	354.9

Total Noncurrent Liabilities	9,370.7	15.2	2,467.4	(3,080.2)	8,773.1

Total Liabilities	9,854.7	97.8	2,936.0	(3,092.8)	9,795.7

Total Shareholders’ Equity	7,086.9	5,174.0	11,242.9	(16,416.9)	7,086.9

Total Liabilities and Shareholders’ Equity	$16,941.6	$5,271.8	$14,178.9	$(19,509.7)	$16,882.6

CONDENSED CONSOLIDATING BALANCE SHEETS

	April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$6.8	$—	$146.7	$—	$153.5
Inventories	—	173.3	761.4	(3.7)	931.0
Other current assets	360.2	9.9	94.6	(10.1)	454.6

Total Current Assets	367.0	183.2	1,002.7	(13.8)	1,539.1
Property, Plant, and Equipment - Net	233.6	551.1	480.9	—	1,265.6
Investments in Subsidiaries	8,367.6	4,063.3	237.9	(12,668.8)	—
Intercompany Receivable	—	315.5	1,132.2	(1,447.7)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	2,016.2	—	3,098.2
Other intangible assets - net	505.5	—	2,518.8	—	3,024.3
Other noncurrent assets	58.5	11.1	63.4	—	133.0

Total Other Noncurrent Assets	1,646.0	11.1	4,598.4	—	6,255.5

Total Assets	$10,614.2	$5,124.2	$7,452.1	$(14,130.3)	$9,060.2

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$590.7	$103.8	$201.4	$(10.1)	$885.8
Noncurrent Liabilities
Long-term debt	1,873.1	—	—	—	1,873.1
Deferred income taxes	107.6	—	913.1	—	1,020.7
Intercompany payable	2,792.9	—	—	(2,792.9)	—
Other noncurrent liabilities	220.3	12.8	17.9	—	251.0

Total Noncurrent Liabilities	4,993.9	12.8	931.0	(2,792.9)	3,144.8

Total Liabilities	5,584.6	116.6	1,132.4	(2,803.0)	4,030.6

Total Shareholders’ Equity	5,029.6	5,007.6	6,319.7	(11,327.3)	5,029.6

Total Liabilities and Shareholders’ Equity	$10,614.2	$5,124.2	$7,452.1	$(14,130.3)	$9,060.2

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$239.2	$87.8	$406.2	$—	$733.2

Investing Activities
Businesses acquired, net of cash acquired	(1,240.0)	—	(80.5)	—	(1,320.5)
Additions to property, plant, and equipment	(56.3)	(93.3)	(98.1)	—	(247.7)
Proceeds from disposal of property, plant, and equipment	—	1.1	1.5	—	2.6
Equity investments in subsidiaries	(2,715.3)	—	—	2,715.3	—
Repayments from (disbursements of) intercompany loans	—	10.2	(297.5)	287.3	—
Other - net	—	(5.8)	(24.3)	—	(30.1)

Net Cash (Used for) Provided by Investing Activities	(4,011.6)	(87.8)	(498.9)	3,002.6	(1,595.7)

Financing Activities
Short-term repayments - net	(5.3)	—	(17.1)	—	(22.4)
Proceeds from long-term debt	5,382.5	—	—	—	5,382.5
Repayments of long-term debt, including make-whole payments	(1,580.8)	—	(2,613.1)	—	(4,193.9)
Quarterly dividends paid	(254.0)	—	—	—	(254.0)
Purchase of treasury shares	(24.3)	—	—	—	(24.3)
Proceeds from stock option exercises	0.8	—	—	—	0.8
Investments in subsidiaries	—	—	2,715.3	(2,715.3)	—
Intercompany payable	287.3	—	—	(287.3)	—
Other - net	(33.5)	—	8.0	—	(25.5)

Net Cash Provided by (Used for) Financing Activities	3,772.7	—	93.1	(3,002.6)	863.2
Effect of exchange rate changes on cash	—	—	(28.6)	—	(28.6)

Net decrease in cash and cash equivalents	0.3	—	(28.2)	—	(27.9)
Cash and cash equivalents at beginning of year	6.8	—	146.7	—	153.5

Cash and Cash Equivalents at End of Year	$7.1	$—	$118.5	$—	$125.6

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$297.8	$168.5	$389.7	$—	$856.0

Investing Activities
Businesses acquired, net of cash acquired	—	—	(101.8)	—	(101.8)
Additions to property, plant, and equipment	(31.1)	(163.2)	(85.2)	—	(279.5)
Sales and maturities of marketable securities	10.0	—	—	—	10.0
Proceeds from disposal of property, plant, and equipment	—	0.6	10.1	—	10.7
Equity investments in subsidiaries	(108.9)	(17.1)	—	126.0	—
Repayments from (disbursements of) intercompany loans	—	9.3	(283.0)	273.7	—
Other - net	(3.2)	0.2	(6.7)	—	(9.7)

Net Cash (Used for) Provided by Investing Activities	(133.2)	(170.2)	(466.6)	399.7	(370.3)

Financing Activities
Short-term borrowing - net	248.4	—	—	—	248.4
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(238.0)	—	—	—	(238.0)
Purchase of treasury shares	(508.5)	—	—	—	(508.5)
Proceeds from stock option exercises	0.5	—	—	—	0.5
Investments in subsidiaries	—	—	126.0	(126.0)	—
Intercompany payable	273.7	—	—	(273.7)	—
Other - net	8.1	1.7	(37.7)	—	(27.9)

Net Cash (Used for) Provided by Financing Activities	(265.8)	1.7	88.3	(399.7)	(575.5)
Effect of exchange rate changes on cash	—	—	(13.1)	—	(13.1)

Net decrease in cash and cash equivalents	(101.2)	—	(1.7)	—	(102.9)
Cash and cash equivalents at beginning of year	108.0	—	148.4	—	256.4

Cash and Cash Equivalents at End of Year	$6.8	$—	$146.7	$—	$153.5

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$201.7	$46.4	$607.7	$—	$855.8

Investing Activities
Additions to property, plant, and equipment	(33.6)	(103.1)	(69.8)	—	(206.5)
Proceeds from disposal of property, plant, and equipment	—	0.1	3.2	—	3.3
Equity investments in subsidiaries	(3.7)	(174.2)	—	177.9	—
Repayments from (disbursements of) intercompany loans	—	227.4	(693.6)	466.2	—
Other - net	(9.5)	3.4	23.7	—	17.6

Net Cash (Used for) Provided by Investing Activities	(46.8)	(46.4)	(736.5)	644.1	(185.6)

Financing Activities
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(222.8)	—	—	—	(222.8)
Purchase of treasury shares	(364.2)	—	—	—	(364.2)
Proceeds from stock option exercises	2.2	—	—	—	2.2
Investments in subsidiaries	9.9	—	168.0	(177.9)	—
Intercompany payable	466.2	—	—	(466.2)	—
Other - net	3.5	—	(9.7)	—	(6.2)

Net Cash (Used for) Provided by Financing Activities	(155.2)	—	158.3	(644.1)	(641.0)
Effect of exchange rate changes on cash	—	—	(2.5)	—	(2.5)

Net (decrease) increase in cash and cash equivalents	(0.3)	—	27.0	—	26.7
Cash and cash equivalents at beginning of year	108.3	—	121.4	—	229.7

Cash and Cash Equivalents at End of Year	$108.0	$—	$148.4	$—	$256.4

( )	Denotes use of cash